Commitments and Contingencies - Dispute to Special Communication Tax and Value Added Tax - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Tax claims from SCT for the years 2015 and 2016	₺ 134,537
Tax claims from VAT for the years 2015 and 2016	113,367
Legal provision for tax claim for the years 2015 and 2016	0	₺ 0
Dispute on special communication tax and value added tax [member]
Disclosure of commitments and contingencies [line items]
The assessment of the SCT for the year 2011 by offsetting the receivables of the company from public administrations	80,355
Payment based on disputes on SCT for the years 2013 and 2014	₺ 39,362	₺ 24,175